Variable Interest Entities and Other Consolidation Matters	12 Months Ended
Oct. 31, 2021
Variable Interest Entities And Other Consolidation Matters [Abstract]
VARIABLE INTEREST ENTITIES AND OTHER CONSOLIDATION MATTERS

NOTE 3 – VARIABLE INTEREST ENTITIES AND OTHER CONSOLIDATION MATTERS

On June 15, 2020, Jiuzi WFOE, Zhejiang Jiuzi and the Zhejiang Jiuzi Shareholders. The key terms of these VIE Agreements are summarized in “Note 1 - Organization and Principal Activities” above.

VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Jiuzi WFOE is deemed to have a controlling financial interest and be the primary beneficiary of Zhejiang Jiuzi and its subsidiaries, because it has both of the following characteristics:

1.	power to direct activities of Zhejiang Jiuzi that most significantly impact its economic performance, and

2.	obligation to absorb losses of the entity that could potentially be significant to Zhejiang Jiuzi or right to receive benefits from the entity that could potentially be significant to Zhejiang Jiuzi.

In addition, as all of these VIE agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC, they would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal environment in the PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could further limit the Company’s ability to enforce these VIE agreements. Furthermore, these contracts may not be enforceable in China if PRC government authorities or courts take a view that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event the Company is unable to enforce these VIE Agreements, it may not be able to exert effective control over Zhejiang Jiuzi and its ability to conduct its business may be materially and adversely affected.

All of the Company’s main current operations are conducted through Zhejiang Jiuzi and its subsidiaries. Current regulations in China permit Zhejiang Jiuzi to pay dividends to the Company only out of its accumulated distributable profits, if any, determined in accordance with their articles of association and PRC accounting standards and regulations. The ability of Zhejiang Jiuzi to make dividends and other payments to the Company may be restricted by factors including changes in applicable foreign exchange and other laws and regulations.

Risks of variable interest entity structure

In the opinion of management, (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the VIE Arrangements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of WFOE and the VIE are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of its management. If the current corporate structure of the Company or the VIE Arrangements is found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the VIE Arrangements is remote based on current facts and circumstances.

The following financial information of the VIEs in the PRC are included in the accompanying consolidated financial statements as of and for the years ended October 31, 2021and 2020

	October 31, 2021	October 31, 2020
Current assets
Cash and cash equivalents	433,430	764,492
Short-term investment	1,180,772	-
Accounts receivables	6,566	14,875
Accounts receivables – related parties	529,407	1,518,264
Due from related parties	372,759	173,643
Inventories	266,106	154,586
Advances to suppliers	1,594,278	569,023
Loans receivable from related parties, net - current portion,	9,673,893	2,999,261
Other receivables and other current assets	1,228,738	280,789
	15,285,949	6,474,933
Non-current assets
Property, plant and equipment, intangible assets	391,161	118,313
Operating lease right of use asset	846,200	-
Loans receivable from related parties, non-current portion	4,136,657	5,308,919
Other non-current assets	558,702	2,349
	5,932,720	5,429,581

Total assets of VIE	21,218,669	11,904,514

Current Liabilities
Accruals and other payables	595,364	82,182
Accounts payable – related party	44,366	102,411
Accounts payable	15,695	872
Taxes payable	2,923,130	2,772,447
Operating lease liabilities - current	163,148	-
Amounts due to non-VIE subsidiaries of the Company	5,237,265	-
Contract liability	114,916	116,977
Contract liability – related party	164,804	614,449
	9,258,688	3,689,338
Non-current liabilities
Operating lease liabilities – non-current	537,432	-
Deferred income	1,263,840	-
	1,801,272	-

Total liabilities of VIE	11,059,960	3,689,338

	For the years ended
	October 31, 2021	October 31, 2020	October 31, 2019
Revenues	9,536,987	8,210,595	7,978,099
Net income	1,433,167	3,423,542	3,206,267
Net cash (used in) generated by operating activities	(1,160,565)	515,297	(1,082,855)
Net cash (used in) generated by investing activities	(1,485,306)	(26,288)	(10,197)
Net cash provided by financing activities	38,916	(164,056)	386,137

As of October 31, 2021 and 2020, the VIEs have $nil and $nil due from non-VIE subsidiaries of the Company, respectively.

As of October 31, 2021 and 2020, the VIEs have $5,237,265 and $nil due to non-VIE subsidiaries of the Company, respectively.

All material related party transactions are disclosed in Note 10, or elsewhere in these consolidated financial statements. For the years ended October 31, 2021 and 2020, the VIES have not entered into any transaction with other subsidiaries that are not VIEs. If and when such transaction incurs, such transaction would be eliminated upon consolidation.

Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs under its control. Therefore, the Company considers that there is no asset in any of the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves. As all VIEs are incorporated as limited liability companies under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs.

The Company and its directly and indirectly wholly owned subsidiaries, Jiuzi (HK) and Jiuzi WFOE do not have any substantial assets or liabilities or result of operations. They were incorporated for the purpose of providing a tax efficient structure for the Zhejiang Jiuzi to raise additional capital for its development.